Private Placement (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Private Placement [Line Items]
Number of shares issued	17,404,250
Warrant price per share (in Dollars per share) | $ / shares	$ 11.5
Private Placement [Member]
Private Placement [Line Items]
Number of shares issued	7,347,500
Warrant price per share (in Dollars per share) | $ / shares	$ 1
Generating proceeds of private placement (in Dollars) | $	$ 7,347,500
Over-Allotment Option [Member]
Private Placement [Line Items]
Number of shares issued	697,500
I-Bankers and Dawson James [Member] | Private Placement [Member]
Private Placement [Line Items]
Number of shares issued	5,162,500
I-Bankers and Dawson James [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of shares issued	2,185,000